Document And Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Entity Registrant Name	NQ Mobile Inc.
Entity Central Index Key	0001509986
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	0
Document Period End Date	Dec. 31, 2016
Current Fiscal Year End Date	--12-31